CONSOLIDATED STATEMENT OF EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock and Additional Paid-In Capital	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Accumulated Deficit	Non-Controlling Interests	Total
Balance at the beginning of the period at Dec. 31, 2018		$ 7,499	$ (1,193)			$ 52	$ 6,358
Equity
Net income (loss)		(939)					(939)
Other comprehensive income (loss), net of tax			(28)				(28)
Net transfers from Parent		598					598
Changes in non-controlling interests						4	4
Balance at the end of the period at Dec. 31, 2019		7,159	(1,221)			56	5,994
Equity
Net income (loss)		(2,007)					(2,007)
Other comprehensive income (loss), net of tax			125				125
Net transfers from Parent		872					872
Changes in non-controlling interests						2	2
Balance at the end of the period at Dec. 31, 2020		6,023	(1,096)			58	4,985
Equity
Net income (loss)		(494)					(494)
Other comprehensive income (loss), net of tax			(86)				(86)
Net transfers from Parent		498					498
Changes in non-controlling interests						(1)	(1)
Balance at the end of the period at Mar. 31, 2021		6,027	(1,182)			57	4,902
Balance at the beginning of the period at Dec. 31, 2020		6,023	(1,096)			58	4,985
Equity
Net income (loss)		(1,929)			$ (375)		(2,304)
Other comprehensive income (loss), net of tax			292				292
Common stock issued under employee plans	$ 13						13
Common stock issued under employee plans (in shares)	0.1
Purchases of treasury stock				$ (1)			(1)
Purchases of treasury stock (in shares)	0.0
Net transfers from Parent			(339)
Changes in non-controlling interests						(56)	(56)
Issuance of common stock and reclassification of net transfers from Parent	$ 4,271	(4,095)	(339)				(163)
Issuance of common stock and reclassification of net transfers from parent (in shares)	224.1
Balance at the end of the period at Dec. 31, 2021	$ 4,284		(1,143)	(1)	(375)	3	2,767
Balance at the end of the period (in shares) at Dec. 31, 2021	224.2
Balance at the beginning of the period at Mar. 31, 2021		6,027	(1,182)			57	4,902
Equity
Net income (loss)		(389)					(389)
Other comprehensive income (loss), net of tax			21				21
Net transfers from Parent		402					402
Changes in non-controlling interests						(4)	(4)
Balance at the end of the period at Jun. 30, 2021		$ 6,040	(1,161)			53	4,932
Balance at the beginning of the period at Dec. 31, 2021	$ 4,284		(1,143)	(1)	(375)	3	2,767
Equity
Net income (loss)					(229)		(229)
Other comprehensive income (loss), net of tax			54				54
Common stock issued under employee plans	$ 31						31
Common stock issued under employee plans (in shares)	0.5
Purchases of treasury stock				(3)			(3)
Purchases of treasury stock (in shares)	(0.2)
Changes in non-controlling interests						91	91
Balance at the end of the period at Mar. 31, 2022	$ 4,315		(1,089)	(4)	(605)	94	2,711
Balance at the end of the period (in shares) at Mar. 31, 2022	224.5
Equity
Net income (loss)					(250)		(250)
Other comprehensive income (loss), net of tax			(264)				(264)
Common stock issued under employee plans	$ 26						26
Common stock issued under employee plans (in shares)	3.3
Purchases of treasury stock				(13)			(13)
Purchases of treasury stock (in shares)	(1.1)
Changes in non-controlling interests						1	1
Balance at the end of the period at Jun. 30, 2022	$ 4,341		$ (1,353)	$ (17)	$ (855)	$ 95	$ 2,211
Balance at the end of the period (in shares) at Jun. 30, 2022	226.7